Property and equipment (Tables)	9 Months Ended
May 31, 2025
Property and equipment.
Schedule of property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	30,845	3,088	—	236,654	10,000	318,991	599,578
Transferred to Inventory	—	—	—	—	—	(154,912)	(154,912)
Disposals	—	(6,213)	—	(62,632)	—	(360,881)	(429,726)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(635,327)	(635,327)
Balance at August 31, 2024	426,338	46,149	25,243	1,116,447	372,055	289,223	2,275,455
Additions	254,456	—	6,018	—	45,146	6,800	312,420
Transferred to inventory	—	—	—	—	—	(81,473)	(81,473)
Balance at May 31, 2025	680,794	46,149	31,261	1,116,447	417,201	214,550	2,506,402

Accumulated depreciation
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	38,522	4,574	4,374	40,949	101,665	67,908	257,992
Disposals	—	(3,655)	—	(728)	—	(37,646)	(42,029)
Transferred to Inventory	—	—	—	—	—	(21,394)	(21,394)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(79,452)	(79,452)
Balance at August 31, 2024	267,821	34,929	21,662	150,945	215,502	6,174	697,033
Depreciation	25,718	2,508	2,635	33,279	87,430	26,768	178,338
Transferred to inventory	—	—	—	—	—	(3,684)	(3,684)
Balance at May 31, 2025	293,539	37,437	24,297	184,224	302,932	29,258	871,687

Net carrying amount
As at August 31, 2024	158,517	11,220	3,581	965,502	156,553	283,049	1,578,422
As at May 31, 2025	387,255	8,712	6,964	932,223	114,269	185,292	1,634,715